INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Wireless devices and accessories	$ 446	$ 538
Other finished goods and merchandise	104	103
Total inventories	550	641
Cost of equipment sales and merchandise for resale	$ 2,737	$ 2,749